Revenue - Schedule of Accounts Receivable and Unbilled Services (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 726,111	$ 700,280
Unbilled services	609,674	565,473
Total accounts receivable and unbilled services	1,335,785	1,265,753
Allowance for doubtful accounts	(9,171)	(5,029)	$ (4,904)	$ (3,105)
Total accounts receivable and unbilled services, net	$ 1,326,614	$ 1,260,724